Fees Summary	Aug. 11, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,226,590,000.00
Previously Paid Amount	0.00
Total Fee Amount	307,492.08
Total Offset Amount	0.00
Net Fee	307,492.08
Narrative - Max Aggregate Offering Price	$ 2,226,590,000.00
Narrative - Max Aggregate Offering Amount | shares	2,250,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true